DEBT - Schedule of payments on outstanding debt (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 03, 2016	Jul. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt	$ 100,706,000	$ 95,605,000
Year ending December 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt	36,368,000
Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	28,213,000
Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	8,155,000
Year ending December 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt	16,139,000
Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	10,087,000
Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	6,052,000
Year ending December 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt	66,137,000
Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	61,053,000
Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	5,084,000
Year ending December 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt	8,160,000
Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	7,611,000
Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	549,000
Year ending December 31, 2023
Disclosure of detailed information about borrowings [line items]
Debt	2,074,000
Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	2,000,000
Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	74,000
Finance leases | Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	1,151,000
Finance leases | Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	94,000
Finance leases | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	532,000
Finance leases | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	8,000
Finance leases | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Finance leases | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Finance leases | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Finance leases | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Finance leases | Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Finance leases | Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Ecobank Loan III
Disclosure of detailed information about borrowings [line items]
Debt	20,300,000
Ecobank Loan III | Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	5,555,000
Ecobank Loan III | Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	1,739,000
Ecobank Loan III | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	5,555,000
Ecobank Loan III | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	1,189,000
Ecobank Loan III | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	5,555,000
Ecobank Loan III | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	632,000
Ecobank Loan III | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	3,611,000
Ecobank Loan III | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	101,000
Ecobank Loan III | Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Ecobank Loan III | Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Ecobank Loan IV
Disclosure of detailed information about borrowings [line items]
Debt	18,000,000
Ecobank Loan IV | Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	4,000,000
Ecobank Loan IV | Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	1,645,000
Ecobank Loan IV | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	4,000,000
Ecobank Loan IV | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	1,250,000
Ecobank Loan IV | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	4,000,000
Ecobank Loan IV | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	847,000
Ecobank Loan IV | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	4,000,000
Ecobank Loan IV | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	448,000
Ecobank Loan IV | Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	2,000,000
Ecobank Loan IV | Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	74,000
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Debt	$ 44,612,000	$ 42,515,000	$ 47,617,000
Borrowings, interest rate	7.00%			7.00%
7% Convertible Debentures | Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	$ 0
7% Convertible Debentures | Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	3,605,000
7% Convertible Debentures | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	3,605,000
7% Convertible Debentures | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	51,498,000
7% Convertible Debentures | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	3,605,000
7% Convertible Debentures | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	$ 0
Royal Gold loan
Disclosure of detailed information about borrowings [line items]
Debt					$ 20,000,000.0
Debt interest payments calculation multiple					0.625
Debt interest payments calculation dividing basis					10,000
Borrowings, interest rate	8.00%				11.50%
Vendor agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Vendor agreement | Year ending December 31, 2019 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	$ 17,507,000
Vendor agreement | Year ending December 31, 2019 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	1,072,000
Vendor agreement | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Vendor agreement | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Vendor agreement | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Vendor agreement | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Vendor agreement | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Vendor agreement | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Vendor agreement | Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Vendor agreement | Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	$ 0